Accounts Receivable	6 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

4 — ACCOUNTS RECEIVABLE

As of June 30, 2025 and December 31, 2025, accounts receivable consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Accounts receivable	140,731,559	143,085,831
Less: Allowance for credit losses	(26,660,972)	(26,660,972)
	114,070,587	116,424,859

For the six months ended December 31, 2024 and 2025, the movement of allowance against expected credit losses was as the following:

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Opening balance	14,315,654	26,660,972
Provision (reversal of provision) of expected credit losses	291,960	—
Ending balance	14,607,614	26,660,972